Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Employee Benefit Plans [Abstract]
Employee Benefit Plans	Employee Benefit Plans
Defined Benefit Plans
The Company maintains defined benefit retirement plans, primarily for certain domestic employees, as presented below. All plans are frozen to new entrants, with the exception of the executive supplemental plan. Benefits are based primarily on years of service and earnings of the employee.
The significant assumptions used in the measurement of the projected benefit obligation and net periodic benefit cost primarily include the discount rate, rate of compensation increase and expected long-term return on plan assets. Weighted-average assumptions for the projected benefit obligation follows:

	December 31, 2020	December 31, 2019
Discount rate	2.1%	3.0%
Rate of compensation increase	3.8%	3.8%
Weighted-average assumptions for net periodic benefit cost follows:

	2020	2019	2018
Discount rate	3.0%	4.1%	3.5%
Rate of compensation increase	3.8%	3.8%	3.8%
Expected long-term return on plan assets	6.6%	6.3%	6.3%
The weighted-average cash balance interest crediting rate for the Company's cash balance defined benefit plans was 4.0% for the years ended December 31, 2020, 2019 and 2018.
The Company considers several factors in determining the long-term rate of return for plan assets. Asset-class return expectations are set using a combination of empirical and forward-looking analyses. Capital market assumptions for the composition of the Company’s asset portfolio are intended to capture the behavior of asset classes observed over several market cycles. The Company also looks to historical returns for reasonableness and appropriateness.
A reconciliation of the change in the projected benefit obligation, plan assets and the funded status follows:

(in millions)	2020	2019
Funded status
Projected benefit obligation
Balance as of January 1	$178.9	$167.5
Change in benefit obligation:
Service cost	3.0	2.8
Interest cost	4.5	6.1
Plan amendments	—	(0.1)
Actuarial loss	14.5	17.2
Benefits paid	(14.5)	(14.6)
Balance as of December 31	$186.4	$178.9
Fair value of plan assets
Balance as of January 1	$156.5	$148.6
Change in plan assets:
Actual return on plan assets	18.9	20.9
Company contributions	1.5	1.6
Benefits paid	(14.5)	(14.6)
Balance as of December 31	$162.4	$156.5

Unfunded status as of December 31	$(24.0)	$(22.4)

Accumulated benefit obligation as of December 31	$185.2	$178.0
The Company’s projected benefit obligation includes approximately $23.4 million and $21.8 million related to the Company’s executive supplemental and director defined benefit pension plans as of December 31, 2020 and 2019, respectively. The Company’s accumulated benefit obligation includes approximately $22.2 million and $20.9 million related to the Company’s executive supplemental and director defined benefit pension plans as of December 31, 2020 and 2019, respectively. The executive supplemental and director defined benefit plans have no plan assets and the Company is not required to pre-fund the obligations.

(in millions)	December 31, 2020	December 31, 2019
Current liabilities	$(1.5)	$(1.5)
Long-term liabilities	(22.5)	(20.9)
Net pension liability	$(24.0)	$(22.4)
The amounts included in accumulated other comprehensive income (loss) that have not been recognized in net periodic pension cost follows:

(in millions)	December 31, 2020	December 31, 2019
Unrecognized actuarial losses (gross)	$52.4	$52.1
Unrecognized actuarial losses (net of tax)	42.3	41.5
Unrecognized prior service costs (gross)	0.5	0.8
Unrecognized prior service costs (net of tax)	0.4	0.6
The components of net periodic benefit cost follows:

(in millions)	2020	2019	2018
Service cost	$3.0	$2.8	$3.1
Interest cost	4.5	6.1	5.5
Expected return on plan assets	(9.8)	(9.7)	(10.3)
Amortization of unrecognized net loss	5.1	3.1	4.3
Amortization of unrecognized prior service credit	0.2	0.2	0.3
Net periodic benefit cost	$3.0	$2.5	$2.9
The Company employs a liability driven investment approach whereby plan assets are invested primarily in fixed income investments to match the changes in the projected benefit obligation of funded plans related to changes in interest rates. Risk tolerance is established through careful consideration of projected benefit obligations, plan funded status and the Company’s other obligations and strategic investments.
The established target allocation is 88.0% fixed income securities and 12.0% equity securities. Fixed income investments are diversified across U.S. treasury, long and intermediate duration and high yield bonds. Equity investments are diversified across large capitalization U.S. and international stocks. Investment risk is measured and monitored on an ongoing basis through investment portfolio reviews, annual projected benefit liability measurements and asset/liability studies.
The fair value measurement of the plans’ assets by asset category follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)
(in millions)	December 31, 2020	December 31, 2019
Cash	$0.6	$0.6
U.S. treasury bonds	21.0	20.9
Mutual funds:
Equity mutual funds (1)	19.0	17.8
Fixed income mutual funds (2)	121.8	117.2
Total	$162.4	$156.5
(1)This category is comprised of investments in mutual funds that invest in equity securities such as large publicly traded companies listed in the S&P 500 Index; small to medium sized companies with market capitalization in the range of the Russell 2500 Index; and foreign issuers in emerging markets.
(2)This category is comprised of investments in mutual funds that invest in U.S. corporate fixed income securities, including asset-backed securities; high yield fixed income securities primarily rated BB, B, CCC, CC, C and D; and US dollar denominated debt securities of government, government related and corporate issuers in emerging market countries.
The Company made contributions of $1.5 million and $1.6 million during 2020 and 2019, respectively, which pertain to the Company’s executive supplemental and director defined benefit pension plans. This contribution covers current participant benefits as these plans have no plan assets. No minimum contributions to the pension plans were required in 2020 and 2019. During 2021, the Company expects to pay approximately $1.5 million in participant benefits under the executive supplemental and director plans. In light of the plans’ funded status, the Company does not expect to make discretionary contributions to its pension plans in 2021.
A summary of estimated future benefits to be paid for the Company’s defined benefit pension plans as of December 31, 2020, follows:

(in millions)	2021	2022	2023	2024	2025	2026-2030
Estimated benefit payments	$13.9	$14.3	$14.6	$14.4	$14.7	$62.7
Defined Contribution Plans
401K Plan
The Company maintains defined contribution savings plans covering a significant portion of its eligible employees. Participant contributions are matched by the Company up to a 4.0% maximum of eligible compensation, subject to compensation and contribution limits as defined by the Internal Revenue Service. Employer contributions for the savings plan were $16.9 million, $16.6 million and $15.2 million in 2020, 2019 and 2018, respectively.
Matching contributions are invested in funds as directed by participants. Eligible participants may also elect to invest up to 50.0% of the Company’s matching contribution in Company common stock. Common shares held by the contribution savings plan follows:

(in millions)	December 31, 2020	December 31, 2019	December 31, 2018
Common shares held	0.8	0.9	1.0
Deferred Compensation - Cash
The Company’s Deferred Compensation Plan allows certain eligible participants to defer a portion of their cash compensation and provides a matching contribution to the deferred compensation plan of up to 4.0% of eligible compensation. Eligible participants may elect to receive in-service distributions of deferred compensation or may defer receipt of distributions until retirement via lump sum or annual payment installments over a maximum period of 10 years. Participants allocate their deferred compensation amongst various investment options with earnings accruing to the participant.
The Company has established a Rabbi Trust to provide for a degree of financial security to cover its obligations with its deferred compensation plan. Contributions to the Rabbi Trust by the Company are made at the discretion of management and generally are made in cash and invested in money-market funds. The Company consolidates the Rabbi Trust and therefore includes the investments in its Consolidated Balance Sheets. As of December 31, 2020, and 2019, the Company had $6.6 million and $6.1 million of cash, respectively, and $7.7 million and $5.5 million of short-term investments, respectively. The short-term investments are measured at fair value using quoted market prices in active markets (i.e. Level 1 measurements) with changes in fair value recorded in net income and the associated cash flows presented as operating cash flows.
Workers’ Compensation Claims and Related Losses
The Company maintains occurrence-based insurance coverage with certain insurance carriers in accordance with its risk management practices that provides for reimbursement of workers’ compensation claims in excess of $0.5 million. The Company records a recovery receivable from the insurance carriers when such recovery is deemed probable based on the nature of the claim and history of recoveries. The liability related to workers’ compensation claims, both those reported to the Company and those incurred but not yet reported, is estimated based on actuarial estimates, loss development factors and the Company’s historical loss experience. A summary of the receivable and liability related to workers' compensation claims follows:

(in millions)	December 31, 2020	December 31, 2019
Other current assets	$—	$0.6
Other long-term assets	4.9	4.8
Total recovery receivable	$4.9	$5.4

Accrued and other current liabilities	$4.2	$4.2
Other long-term liabilities	18.8	12.9
Total workers' compensation liability	$23.0	$17.1